Business Combinations (Details) - Schedule of consideration and the debt extinguished and transaction costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of consideration and the debt extinguished and transaction costs [Abstract]
Pro forma Revenue	$ 42,717	$ 36,411
Pro forma Net Income (Loss)	$ 2,565	$ (14,716)